Events After the Reporting Period (Details) $ in Thousands, $ in Millions							2 Months Ended	6 Months Ended	12 Months Ended
	Sep. 26, 2024 USD ($)	Aug. 13, 2024 USD ($)	Jul. 08, 2024 USD ($) shares	Jul. 08, 2024 CAD ($)	Jan. 21, 2024 USD ($) shares	May 15, 2020	Sep. 17, 2024 USD ($) shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Jul. 08, 2024 CAD ($) shares	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) shares
Events After the Reporting Date [Line Items]
Proceeds from ordinary shares					$ 20,000
Commitment amount					$ 20,000
Shares issued (in Shares) | shares					925,159			3,586,104	706,683			261,494
Shareprice, percentage					97.00%
Prepaid advance									$ 5,000
Accrued interest percentage									5.00%
Increasing per annum									18.00%
Installment payment percentage									10.00%
Payment premium percentage									5.00%
Payment commitment fee								$ 200	$ 200
Assets								$ 10,482	11,182		$ 9,892	$ 10,605
Ownership percentage						46.00%
Number of shares valuation									$ 340,000
SEPA [Member]
Events After the Reporting Date [Line Items]
Shares issued (in Shares) | shares									55,293
Subsequent Events [Member]
Events After the Reporting Date [Line Items]
Proceeds from ordinary shares							$ 3,576
Royalties		$ 3,000
Subsequent Events [Member] | SEPA [Member]
Events After the Reporting Date [Line Items]
Shares issued (in Shares) | shares							4,817,626
Subsequent Events [Member] | Miza [Member]
Events After the Reporting Date [Line Items]
Shares issued (in Shares) | shares			48,000,000							48,000,000
Enterprise value			$ 3,300	$ 4.5
Cash position			1,000
Subsequent Events [Member] | SciSparc [Member]
Events After the Reporting Date [Line Items]
Assets			$ 11,600							$ 15.8
Subsequent Events [Member] | SciSparc [Member] | Bottom of range [member]
Events After the Reporting Date [Line Items]
Stakeholder's entity range			75.00%							75.00%
Subsequent Events [Member] | SciSparc [Member] | Top of range [member]
Events After the Reporting Date [Line Items]
Stakeholder's entity range			84.53%							84.53%
Subsequent Events [Member] | Common shares [Member]
Events After the Reporting Date [Line Items]
Shares issued (in Shares) | shares			63,300,000							63,300,000
Scenario Forecasts [Member]
Events After the Reporting Date [Line Items]
Issued and outstanding shares percentage	52.73%
Ownership percentage	27.00%
Cash consideration received	$ 700
Number of shares valuation	$ 8,000
Scenario Forecasts [Member] | SciSparc [Member]
Events After the Reporting Date [Line Items]
Ownership percentage	73.00%
Cash consideration received	$ 700
Scenario Forecasts [Member] | SciSparc [Member] | Bottom of range [member]
Events After the Reporting Date [Line Items]
Consideration paid	5,000
Scenario Forecasts [Member] | SciSparc [Member] | Top of range [member]
Events After the Reporting Date [Line Items]
Consideration paid	7,000
Scenario Forecasts [Member] | MitoCareX [Member]
Events After the Reporting Date [Line Items]
Number of shares valuation	$ 5,000